Non-controlling interests (Tables)	12 Months Ended
Dec. 31, 2023
Non-Controlling Interests [Abstract]
Disclosure of non-controlling interests by group

	Profit attributable to non-controlling interest		Equity attributable to non-controlling interest		Dividends paid to non-controlling interest
	2023	2022	2023	2022	2023	2022
	£m	£m	£m	£m	£m	£m
Barclays Bank PLC issued:
– Preference shares	40	31	529	529	40	31
– Upper Tier 2 instruments	24	14	126	438	24	14
Other non-controlling interests	—	—	5	1	—	—
Total	64	45	660	968	64	45

Disclosure of non-controlling interests by instruments

	2023	2022
Instrument	£m	£m
Preference Shares:
US Dollar Preference Shares	318	318
Euro Preference Shares	211	211
Total Barclays Bank PLC Preference Shares	529	529

Upper Tier 2 Instruments:
Undated Floating Rate Primary Capital Notes Series 1	—	93
Undated Floating Rate Primary Capital Notes Series 2	—	179
5.03% Undated Reverse Dual Currency Subordinated Loan (JPY8bn)	39	39
5.0% Reverse Dual Currency Undated Subordinated Loan (JPY12bn)	53	53
9% Permanent Interest Bearing Capital Bonds (£100m)	—	40
6.125% Undated Subordinated Notes (£550m)	34	34
Total Upper Tier 2 Instruments	126	438